SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Taxes at federal statutory rate, percent					21.00%	21.00%
Taxes at federal statutory rate					$ 4,979	$ 103,369
State and local income tax, net of federal income tax effect					$ 3,797
State and local income tax, net of federal income tax effect, percent					16.00%	0.00%
Re-rate of state deferreds					$ 21,383	$ 48,564
Re-rate of state deferreds, percent					90.20%	9.90%
REIT minimum state and local income tax					$ 20,468
REIT minimum state and local income tax, percent					86.30%	0.00%
Other - Other investment write off					$ 382,622
Other - Other investment write off, percent					1613.80%	0.00%
Other - True-up adjustments					$ 7,115
Other - True-up adjustments, percent					30.00%	0.00%
Other - Partnership basis true-up					$ 22,806	$ (91,078)
Other - Partnership basis true-up, percent					96.20%	(18.50%)
Total income tax expense	$ 26,630	$ 53,910	$ 44,687	$ 28,501	$ 463,170	$ 60,855
Total income tax (benefit) expense, percent					1954.00%	12.40%